United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07797

SUNAMERICA SERIES, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

(Address of principal executive offices)(Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Item 1. Schedule of Investments.

This filing is on behalf of five of the six series of portfolios of SunAmerica Series, Inc.

SUNAMERICA MULTI-ASSET ALLOCATION PORTFOLIO##@

Portfolio of Investments — July 31, 2016 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES# — 100.2%
Commodity Strategy Investment Companies — 9.3%
SunAmerica Specialty Series SunAmerica Commodity Strategy Fund, Class A† (cost $33,930,347)	3,705,452	$26,086,381
Domestic Equity Investment Companies — 51.8%
SunAmerica Series, Inc. Focused Dividend Strategy Portfolio, Class A	1,629,534	27,913,922
SunAmerica Series, Inc. SunAmerica Select Dividend Growth Portfolio, Class A	1,923,630	28,969,867
SunAmerica Series, Inc. SunAmerica Strategic Value Portfolio, Class A	1,108,565	29,587,599
SunAmerica Specialty Series SunAmerica Focused Alpha Growth Fund, Class A	601,702	14,573,224
SunAmerica Specialty Series SunAmerica Focused Alpha Large-Cap Fund, Class A	599,559	14,257,511
SunAmerica Specialty Series SunAmerica Small-Cap Fund, Class A	1,852,455	29,917,150
Total Domestic Equity Investment Companies (cost $135,522,276)		145,219,273
Fixed Income Investment Companies — 19.6%
SunAmerica Income Funds SunAmerica Flexible Credit Fund, Class A	4,013,743	13,606,588
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	2,092,886	7,136,741
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	2,810,096	27,201,731
SunAmerica Senior Floating Rate Fund, Inc., Class A	889,141	7,006,428
Total Fixed Income Investment Companies (cost $54,930,336)		54,951,488
Foreign Equity Investment Companies — 9.4%
SunAmerica Equity Funds SunAmerica International Dividend Strategy Fund, Class A	1,609,305	13,807,840
SunAmerica Equity Funds SunAmerica Japan Fund, Class A	1,850,593	12,639,551
Total Foreign Equity Investment Companies (cost $29,035,408)		26,447,391
Global Strategies Investment Companies — 10.1%
SunAmerica Specialty Series SunAmerica Global Trends Fund, Class A	1,021,819	13,263,207
SunAmerica Specialty Series SunAmerica Income Explorer Fund, Class A	1,021,155	14,939,494
Total Global Strategies Investment Companies (cost $30,279,278)		28,202,701
TOTAL INVESTMENTS (cost $283,697,645)(1)	100.2%	280,907,234
Liabilities in excess of other assets	(0.2)	(427,940)
NET ASSETS —	100.0%	$280,479,294

†	Non-income producing security
#	See Note 3
##	Effective July 1, 2016, the name of the Focused Multi-Asset Strategy Portfolio changed to SunAmerica Multi-Asset Allocation Portfolio.
@

The SunAmerica Multi-Asset Allocation Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, is available on our website, www.safunds.com.

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2016 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$280,907,234	$—	$—	$280,907,234

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SUNAMERICA ACTIVE ALLOCATION PORTFOLIO##@

Portfolio of Investments — July 31, 2016 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES# — 100.1%
Commodity Strategy Investment Companies — 1.0%
SunAmerica Specialty Series SunAmerica Commodity Strategy Fund, Class A† (cost $1,508,969)	221,537	$1,559,618
Domestic Equity Investment Companies — 48.9%
SunAmerica Series, Inc. Focused Dividend Strategy Portfolio, Class A	704,293	12,064,542
SunAmerica Series, Inc. SunAmerica Select Dividend Growth Portfolio, Class A	667,339	10,050,119
SunAmerica Series, Inc. SunAmerica Strategic Value Portfolio, Class A	628,154	16,765,436
SunAmerica Specialty Series SunAmerica Focused Alpha Growth Fund, Class A	494,930	11,987,198
SunAmerica Specialty Series SunAmerica Focused Alpha Large-Cap Fund, Class A	534,715	12,715,523
SunAmerica Specialty Series SunAmerica Small-Cap Fund, Class A	688,087	11,112,603
Total Domestic Equity Investment Companies (cost $70,622,883)		74,695,421
Fixed Income Investment Companies — 31.8%
SunAmerica Income Funds SunAmerica Flexible Credit Fund, Class A	3,253,330	11,028,787
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	4,692,238	16,000,533
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	1,546,960	14,974,577
SunAmerica Senior Floating Rate Fund, Inc., Class A	834,146	6,573,072
Fixed Income Investment Companies (cost $49,229,393)		48,576,969
Foreign Equity Investment Companies — 8.2%
SunAmerica Equity Funds SunAmerica International Dividend Strategy Fund, Class A	1,138,203	9,765,780
SunAmerica Equity Funds SunAmerica Japan Fund, Class A	414,112	2,828,387
Total Foreign Equity Investment Companies (cost $13,906,242)		12,594,167
Global Strategies Investment Companies — 10.2%
SunAmerica Specialty Series SunAmerica Global Trends Fund, Class A	819,843	10,641,562
SunAmerica Specialty Series SunAmerica Income Explorer Fund, Class A	333,025	4,872,160
Total Global Strategies Investment Companies (cost $16,078,829)		15,513,722
TOTAL INVESTMENTS (cost $151,346,316)(1)	100.1%	152,939,897
Liabilities in excess of other assets	(0.1)	(135,309)
NET ASSETS —	100.0%	$152,804,588

†	Non-income producing security
#	See Note 3
##	Effective July 1, 2016, the name of the Focused Balanced Strategy Portfolio changed to SunAmerica Active Allocation Portfolio.
@

The SunAmerica Active Allocation Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, is available on our website, www.safunds.com.

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2016 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$152,939,897	$—	$—	$152,939,897

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

FOCUSED DIVIDEND STRATEGY PORTFOLIO

Portfolio of Investments — July 31, 2016 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 98.3%
Advertising Agencies — 3.5%
Omnicom Group, Inc.	5,212,159	$428,908,564
Chemicals-Diversified — 5.8%
Dow Chemical Co.	7,763,472	416,665,542
LyondellBasell Industries NV, Class A	3,923,374	295,273,127
		711,938,669
Computer Services — 3.2%
International Business Machines Corp.	2,462,406	395,511,652
Computers — 3.4%
HP, Inc.	30,332,600	424,959,726
Computers-Memory Devices — 3.6%
Western Digital Corp.	9,400,382	446,612,149
Cosmetics & Toiletries — 3.4%
Procter & Gamble Co.	4,977,573	426,030,473
Data Processing/Management — 3.3%
Paychex, Inc.	6,937,708	411,267,330
Diversified Manufacturing Operations — 7.0%
Eaton Corp. PLC	7,089,941	449,573,159
General Electric Co.	13,383,580	416,764,681
		866,337,840
Electric Products-Misc. — 3.6%
Emerson Electric Co.	7,983,271	446,264,849
Engines-Internal Combustion — 3.4%
Cummins, Inc.	3,383,888	415,439,930
Machinery-Construction & Mining — 3.5%
Caterpillar, Inc.	5,215,103	431,601,924
Medical-Drugs — 6.9%
Merck & Co., Inc.	7,456,318	437,387,614
Pfizer, Inc.	11,179,972	412,429,167
		849,816,781
Multimedia — 2.8%
Viacom, Inc., Class B	7,501,745	341,104,345
Oil & Gas Drilling — 3.2%
Helmerich & Payne, Inc.(3)	6,412,947	397,410,326
Oil Companies-Integrated — 6.7%
Chevron Corp.	4,115,259	421,731,743
Exxon Mobil Corp.	4,533,455	403,250,822
		824,982,565
Retail-Apparel/Shoe — 10.5%
Coach, Inc.	12,004,756	517,525,032
Gap, Inc.	13,791,205	355,675,177
L Brands, Inc.	5,816,578	429,845,114
		1,303,045,323
Retail-Computer Equipment — 1.9%
GameStop Corp., Class A(3)	7,570,657	234,311,834
Retail-Discount — 3.7%
Wal-Mart Stores, Inc.	6,225,955	454,307,936
Retail-Office Supplies — 2.0%
Staples, Inc.	25,972,391	241,283,512
Retail-Regional Department Stores — 2.7%
Kohl’s Corp.	8,175,873	340,034,558
Retail-Restaurants — 3.4%
McDonald’s Corp.	3,592,545	422,662,919
Telephone-Integrated — 3.8%
Verizon Communications, Inc.	8,397,045	465,280,264
Tobacco — 7.0%
Altria Group, Inc.	6,384,428	432,225,776
Philip Morris International, Inc.	4,372,463	438,383,140
		870,608,916
Total Long-Term Investment Securities (cost $11,397,466,735)		12,149,722,385

SHORT-TERM INVESTMENT SECURITIES — 0.6%
U.S. Government Treasuries — 0.6%
United States Treasury Bills
0.25% due 08/04/2016	$10,000,000	9,999,910
0.26% due 08/04/2016	25,000,000	24,999,775
0.27% due 08/04/2016	20,000,000	19,999,820
0.27% due 08/18/2016	20,000,000	19,998,300
Total Short-Term Investment Securities (cost $74,996,230)		74,997,805
REPURCHASE AGREEMENTS — 0.7%
State Street Bank and Trust Co. Joint Repurchase Agreement(1)
(cost $93,239,000)	93,239,000	93,239,000
TOTAL INVESTMENTS (cost $11,565,701,965)(2)	99.6%	12,317,959,190
Other assets less liabilities	0.4	45,096,349
NET ASSETS —	100.0%	$12,363,055,539

(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.
(3)	See Note 3.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2016 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$12,149,722,385	$—	$—	$12,149,722,385
Short-Term Investment Securities	—	74,997,805	—	74,997,805
Repurchase Agreements	—	93,239,000	—	93,239,000
Total Investments at Value	$12,149,722,385	$168,236,805	$—	$12,317,959,190

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SUNAMERICA STRATEGIC VALUE PORTFOLIO

Portfolio of Investments — July 31, 2016 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 99.3%
Aerospace/Defense — 3.8%
General Dynamics Corp.	21,664	$3,182,225
National Presto Industries, Inc.	11,874	1,063,198
Northrop Grumman Corp.	11,195	2,425,173
Raytheon Co.	17,881	2,494,936
		9,165,532
Aerospace/Defense-Equipment — 0.8%
United Technologies Corp.	18,911	2,035,769
Airlines — 0.3%
JetBlue Airways Corp.†	42,698	782,654
Applications Software — 2.3%
Microsoft Corp.	96,635	5,477,272
Auto/Truck Parts & Equipment-Original — 2.6%
Allison Transmission Holdings, Inc.	40,491	1,166,950
Cooper-Standard Holding, Inc.†	12,717	1,119,732
Johnson Controls, Inc.	44,617	2,048,813
Lear Corp.	16,611	1,884,518
		6,220,013
Banks-Commercial — 0.5%
Regions Financial Corp.	118,170	1,083,619
Banks-Super Regional — 2.0%
PNC Financial Services Group, Inc.	14,361	1,186,937
Wells Fargo & Co.	77,166	3,701,653
		4,888,590
Beverages-Wine/Spirits — 0.7%
Brown-Forman Corp., Class B	16,945	1,663,830
Building-Heavy Construction — 0.5%
Chicago Bridge & Iron Co. NV	33,712	1,139,803
Cable/Satellite TV — 0.7%
Comcast Corp., Class A	26,680	1,794,230
Chemicals-Diversified — 2.4%
Dow Chemical Co.	110,245	5,916,849
Commercial Services-Finance — 0.6%
H&R Block, Inc.	60,104	1,429,874
Computer Services — 2.2%
International Business Machines Corp.	26,822	4,308,149
Leidos Holdings, Inc.	22,364	1,118,424
		5,426,573
Computers-Memory Devices — 0.6%
NetApp, Inc.	56,209	1,481,107
Cosmetics & Toiletries — 2.8%
Procter & Gamble Co.	79,107	6,770,768
Diagnostic Equipment — 0.7%
Abbott Laboratories	36,082	1,614,670
Dialysis Centers — 0.8%
DaVita HealthCare Partners, Inc.†	24,078	1,867,008
Diversified Banking Institutions — 2.1%
Bank of America Corp.	132,636	1,921,896
JPMorgan Chase & Co.	48,517	3,103,632
		5,025,528
Diversified Manufacturing Operations — 3.1%
Crane Co.	28,209	1,757,421
Eaton Corp. PLC	19,984	1,267,186
Ingersoll-Rand PLC	23,097	1,530,407
Parker-Hannifin Corp.	25,354	2,895,173
		7,450,187
Electric Products-Misc. — 1.2%
Emerson Electric Co.	50,367	2,815,515
Electric-Integrated — 6.1%
AES Corp.	93,706	1,157,269
Exelon Corp.	49,326	1,838,873
FirstEnergy Corp.	36,407	1,271,332
Portland General Electric Co.	79,863	3,487,617
Public Service Enterprise Group, Inc.	103,271	4,751,499
Southern Co.	24,781	1,325,784
Xcel Energy, Inc.	22,627	995,136
		14,827,510
Electronic Components-Misc. — 0.5%
AVX Corp.	86,328	1,179,241
Electronic Components-Semiconductors — 2.8%
Intel Corp.	194,898	6,794,144
Electronics-Military — 0.8%
L-3 Communications Holdings, Inc.	13,365	2,026,535
Engineering/R&D Services — 1.0%
Jacobs Engineering Group, Inc.†	30,111	1,611,541
KBR, Inc.	61,928	868,230
		2,479,771
Enterprise Software/Service — 3.3%
CA, Inc.	106,214	3,680,315
Oracle Corp.	107,624	4,416,889
		8,097,204
Environmental Consulting & Engineering — 0.5%
Tetra Tech, Inc.	39,841	1,311,964
Finance-Other Services — 2.0%
CME Group, Inc.	26,453	2,704,555
Nasdaq, Inc.	29,230	2,068,315
		4,772,870
Food-Meat Products — 0.5%
Tyson Foods, Inc., Class A	17,335	1,275,856
Food-Misc./Diversified — 0.7%
Campbell Soup Co.	25,897	1,612,606
Insurance Brokers — 1.2%
Marsh & McLennan Cos., Inc.	44,500	2,925,875
Insurance-Life/Health — 0.9%
Aflac, Inc.	15,317	1,107,113
Prudential Financial, Inc.	14,623	1,100,965
		2,208,078
Insurance-Multi-line — 1.9%
Chubb, Ltd.	37,146	4,652,908
Insurance-Property/Casualty — 1.8%
Mercury General Corp.	32,594	1,804,729
Progressive Corp.	40,829	1,327,351
Travelers Cos., Inc.	10,790	1,254,014
		4,386,094
Insurance-Reinsurance — 0.7%
Endurance Specialty Holdings, Ltd.	24,362	1,647,602
Internet Security — 0.9%
Symantec Corp.	111,252	2,272,878

1

Investment Management/Advisor Services — 4.1%
Franklin Resources, Inc.	201,950	7,308,570
Legg Mason, Inc.	80,163	2,736,765
		10,045,335
Machine Tools & Related Products — 0.7%
Lincoln Electric Holdings, Inc.	25,792	1,600,652
Medical-Biomedical/Gene — 0.4%
PDL BioPharma, Inc.	298,931	1,052,237
Medical-Drugs — 7.7%
Johnson & Johnson	94,122	11,786,898
Merck & Co., Inc.	45,095	2,645,273
Quintiles Transnational Holdings, Inc.†	54,079	4,198,693
		18,630,864
Medical-HMO — 0.8%
Anthem, Inc.	13,810	1,813,805
Medical-Hospitals — 0.9%
HCA Holdings, Inc.†	27,743	2,139,818
Medical-Outpatient/Home Medical — 0.7%
Amsurg Corp.†	23,470	1,760,485
Motion Pictures & Services — 0.6%
Dolby Laboratories, Inc., Class A	27,501	1,383,575
Multimedia — 0.8%
Time Warner, Inc.	26,248	2,011,909
Networking Products — 1.9%
Cisco Systems, Inc.	154,113	4,705,070
Oil & Gas Drilling — 3.7%
Atwood Oceanics, Inc.	156,266	1,668,921
Diamond Offshore Drilling, Inc.	68,631	1,559,296
Ensco PLC, Class A	280,722	2,574,221
Noble Corp. PLC	412,556	3,044,663
		8,847,101
Oil Companies-Exploration & Production — 0.9%
Bill Barrett Corp.†	356,237	2,126,735
California Resources Corp.	687	7,049
		2,133,784
Oil Companies-Integrated — 4.5%
Exxon Mobil Corp.	123,498	10,985,147
Oil Refining & Marketing — 1.4%
Phillips 66	30,247	2,300,587
Valero Energy Corp.	23,017	1,203,329
		3,503,916
Oil-Field Services — 0.9%
Schlumberger, Ltd.	27,897	2,246,266
Pharmacy Services — 0.7%
Express Scripts Holding Co.†	23,389	1,779,201
Real Estate Management/Services — 1.5%
Jones Lang LaSalle, Inc.	16,232	1,776,917
RE/MAX Holdings, Inc., Class A	44,809	1,941,126
		3,718,043
Retail-Catalog Shopping — 0.7%
Liberty Interactive Corp. QVC Group, Class A†	60,461	1,620,959
Retail-Discount — 2.3%
Target Corp.	23,500	1,770,255
Wal-Mart Stores, Inc.	51,089	3,727,964
		5,498,219
Retail-Drug Store — 1.1%
CVS Health Corp.	11,270	1,044,954
Walgreens Boots Alliance, Inc.	19,511	1,546,247
		2,591,201
Rubber-Tires — 0.4%
Goodyear Tire & Rubber Co.	37,441	1,073,434
Semiconductor Components-Integrated Circuits — 0.7%
QUALCOMM, Inc.	28,692	1,795,545
Telephone-Integrated — 4.2%
AT&T, Inc.	72,076	3,120,170
Verizon Communications, Inc.	128,770	7,135,146
		10,255,316
Tobacco — 0.7%
Altria Group, Inc.	23,508	1,591,492
Tools-Hand Held — 0.7%
Stanley Black & Decker, Inc.	13,958	1,698,689
Total Long-Term Investment Securities (cost $221,180,120)		241,002,590
REPURCHASE AGREEMENTS — 0.8%
State Street Bank and Trust Co. Joint Repurchase Agreement(1)
(cost $1,806,000)	$1,806,000	1,806,000
TOTAL INVESTMENTS (cost $222,986,120)(2)	100.1%	242,808,590
Liabilities in excess of other assets	(0.1)	(200,400)
NET ASSETS —	100.0%	$242,608,190

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2016 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$241,002,590	$—	$—	$241,002,590
Repurchase Agreements	—	1,806,000	—	1,806,000
Total Investments at Value	$241,002,590	$1,806,000	$—	$242,808,590

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

2

SUNAMERICA SELECT DIVIDEND GROWTH PORTFOLIO

Portfolio of Investments — July 31, 2016 — (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 99.0%
Advertising Agencies — 2.8%
Omnicom Group, Inc.	14,038	$1,155,187
Aerospace/Defense — 6.1%
Lockheed Martin Corp.	4,936	1,247,475
Raytheon Co.	9,411	1,313,117
		2,560,592
Aerospace/Defense-Equipment — 2.6%
Harris Corp.	12,566	1,088,467
Airlines — 2.2%
Copa Holdings SA, Class A	13,534	906,778
Applications Software — 3.0%
Microsoft Corp.	22,198	1,258,183
Beverages-Non-alcoholic — 5.0%
Coca-Cola European Partners PLC	22,241	830,256
Dr Pepper Snapple Group, Inc.	12,925	1,273,242
		2,103,498
Chemicals-Diversified — 2.8%
Dow Chemical Co.	21,665	1,162,761
Commercial Services-Finance — 4.3%
H&R Block, Inc.	31,053	738,751
Western Union Co.	53,849	1,076,980
		1,815,731
Computer Services — 2.5%
International Business Machines Corp.	6,379	1,024,595
Computers — 2.3%
HP, Inc.	67,679	948,183
Diversified Manufacturing Operations — 2.9%
Crane Co.	19,123	1,191,363
Electronic Components-Misc. — 2.9%
Corning, Inc.	55,424	1,231,521
Electronic Components-Semiconductors — 6.5%
Texas Instruments, Inc.	20,567	1,434,548
Xilinx, Inc.	24,737	1,263,566
		2,698,114
Engines-Internal Combustion — 2.3%
Cummins, Inc.	7,887	968,287
Enterprise Software/Service — 2.9%
CA, Inc.	35,081	1,215,557
Food-Confectionery — 2.9%
Hershey Co.	11,109	1,230,433
Housewares — 2.6%
Tupperware Brands Corp.	17,659	1,106,866
Industrial Automated/Robotic — 2.4%
Rockwell Automation, Inc.	8,832	1,010,381
Investment Management/Advisor Services — 4.9%
Legg Mason, Inc.	32,993	1,126,381
T. Rowe Price Group, Inc.	13,249	936,572
		2,062,953
Metal Processors & Fabrication — 2.4%
Timken Co.	30,587	1,023,135
Multilevel Direct Selling — 3.3%
Nu Skin Enterprises, Inc., Class A	25,708	1,372,807
Multimedia — 2.6%
Viacom, Inc., Class B	23,478	1,067,545
Oil & Gas Drilling — 2.5%
Helmerich & Payne, Inc.	17,182	1,064,768
Oil Refining & Marketing — 1.2%
HollyFrontier Corp.	19,297	490,530
Paper & Related Products — 2.4%
International Paper Co.	21,868	1,001,773
Publishing-Books — 2.7%
John Wiley & Sons, Inc., Class A	19,384	1,118,457
Quarrying — 2.1%
Compass Minerals International, Inc.	12,561	874,120
Retail-Apparel/Shoe — 5.1%
Coach, Inc.	32,673	1,408,533
Gap, Inc.	28,386	732,075
		2,140,608
Retail-Catalog Shopping — 2.5%
MSC Industrial Direct Co., Inc., Class A	14,656	1,052,740
Retail-Regional Department Stores — 1.0%
Macy’s, Inc.	11,339	406,276
Steel-Producers — 3.1%
Reliance Steel & Aluminum Co.	16,611	1,302,967
Television — 1.9%
TEGNA, Inc.	36,664	802,942
Transport-Rail — 2.3%
Union Pacific Corp.	10,430	970,511
TOTAL INVESTMENTS (cost $38,658,784)(1)	99.0%	41,428,629
Other assets less liabilities	1.0	409,237
NET ASSETS —	100.0%	$41,837,866

(1)                                 See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2016 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$41,428,629	$—	$—	$41,428,629

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS—July 31, 2016—(unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (“the Board”), etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio’s assets and liabilities classified in the fair value hierarchy as of July 31, 2016, is reported on a schedule following each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the SunAmerica Series, Inc.’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Master Agreements: The Portfolios have entered into Master Repurchase Agreements (“Master Agreements”) with certain counterparties that govern repurchase agreement transactions.  Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Portfolios and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolios’ counterparties to elect early termination could cause the Portfolios to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As of July 31, 2016, the repurchase agreements held by the Portfolios are subject to master netting agreements. See each Portfolio’s Portfolio of Investments and Notes to the Portfolio of Investments for more information about a Portfolio’s holdings in repurchase agreements.

Note 2. Repurchase Agreements

As of July 31, 2016, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

	Percentage	Principal
Portfolio	Ownership	Amount
Focused Dividend Strategy	23.37%	$93,239,000
SunAmerica Strategic Value	0.45	1,806,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank and Trust Co., dated July 29, 2016, bearing interest at a rate of 0.01% per annum, with a principal amount of $398,898,000, a repurchase price of $398,898,332 and a maturity date of August 01, 2016. The repurchase agreement is collateralized by the following:

		Maturity	Principal
Type of Collateral	Interest Rate	Date	Amount	Value
U.S. Treasury Notes	2.13%	08/15/2021	$141,250,000	$149,827,548
U.S. Treasury Notes	2.25%	07/31/2021	240,615,000	257,052,373

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, the SunAmerica Multi-Asset Allocation Portfolio and SunAmerica Active Allocation Portfolio owned shares of various SunAmerica Mutual Funds. In addition, the Focused Dividend Strategy Portfolio owned 5% or more of the outstanding voting shares of certain companies listed in the Portfolio of Investments. For the period ended July 31, 2016, transactions in these securities were as follows:

SunAmerica Multi-Asset Allocation*

		Capital Gain					Change in
		Distribution	Market Value at	Cost of	Proceeds from	Realized	Unrealized	Market Value at
Security	Income	Received	October 31, 2015	Purchases†	Sales	Gain (Loss)	Gain (Loss)	July 31, 2016
SunAmerica Equity Funds, SunAmerica International Dividend Strategy Fund, Class A	$163,583	$—	$10,856,513	$4,184,397	$1,309,620	$(789,828)	$866,378	$13,807,840
SunAmerica Equity Funds, SunAmerica Japan Fund, Class A	—	427,864	14,629,176	454,832	1,295,987	(588,042)	(560,428)	12,639,551
SunAmerica Income Funds, SunAmerica Flexible Credit Fund, Class A	399,229	—	7,645,893	7,020,044	1,245,510	(24,720)	210,881	13,606,588
SunAmerica Income Funds, SunAmerica Strategic Bond Fund, Class A	219,670	—	6,198,594	1,430,078	649,864	(55,028)	212,961	7,136,741
SunAmerica Income Funds, SunAmerica U.S. Government Securities Fund, Class A	123,566	—	13,777,913	20,137,050	6,775,524	(465,354)	527,646	27,201,731
SunAmerica Senior Floating Rate Fund, Inc., Class A	13,328	—	—	7,013,328	24,732	83	17,749	7,006,428
SunAmerica Series, Inc., Focused Dividend Strategy Portfolio, Class A	538,020	1,968,146	31,306,599	2,560,101	5,111,760	1,449,527	(2,290,545)	27,913,922
SunAmerica Series, Inc., SunAmerica Select Dividend Growth Portfolio, Class A	374,036	2,831,021	34,402,189	3,258,993	7,611,760	(78,097)	(1,001,458)	28,969,867
SunAmerica Series, Inc., SunAmerica Strategic Value Portfolio, Class A	451,049	—	32,753,854	504,985	4,611,760	1,608,248	(667,728)	29,587,599
SunAmerica Specialty Series, SunAmerica Commodity Strategy Fund, Class A	—	—	25,259,488	4,513,441	2,571,266	(1,316,477)	201,195	26,086,381
SunAmerica Specialty Series, SunAmerica Focused Alpha Growth Fund, Class A	—	3,565,252	31,859,805	3,619,188	17,762,296	1,602,125	(4,745,598)	14,573,224
SunAmerica Specialty Series, SunAmerica Focused Alpha Large-Cap Fund, Class A	—	2,879,954	33,216,987	2,933,889	18,562,296	4,075,278	(7,406,347)	14,257,511
SunAmerica Specialty Series, SunAmerica Global Trends Fund, Class A	—	535,550	13,087,078	2,056,364	1,305,557	(294,314)	(280,364)	13,263,207
SunAmerica Specialty Series, SunAmerica Income Explorer Fund, Class A	494,139	—	13,583,784	1,914,953	1,299,727	(128,826)	869,310	14,939,494
SunAmerica Specialty Series, SunAmerica Small-Cap Fund, Class A	—	2,295,516	29,888,289	3,821,264	3,583,572	31,440	(240,271)	29,917,150
	$2,776,620	$14,503,303	$298,466,162	$65,422,907	$73,721,231	$5,026,015	$(14,286,619)	$280,907,234

† Includes reinvestment of distributions paid.

*Effective July 1, 2016, the name of the Focused Multi-Asset Strategy Portfolio changed to SunAmerica Multi-Asset Allocation Portfolio.

SunAmerica Active Allocation**

		Capital Gain					Change in
		Distributions	Market Value at	Cost of	Proceeds from	Realized	Unrealized	Market Value at
Security	Income	Received	October 31, 2015	Purchases†	Sales	Gain (Loss)	Gain (Loss)	July 31, 2016
SunAmerica Equity Funds, SunAmerica International Dividend Strategy Fund, Class A	$119,255	$—	$9,587,738	$4,339,313	$4,081,740	$(1,868,876)	$1,789,345	$9,765,780
SunAmerica Equity Funds, SunAmerica Japan Fund, Class A	—	95,280	3,258,997	154,756	328,208	(56,686)	(200,472)	2,828,387
SunAmerica Income Funds, SunAmerica Flexible Credit Fund, Class A	323,298	—	8,303,919	4,118,124	1,508,059	(47,982)	162,785	11,028,787
SunAmerica Income Funds, SunAmerica Strategic Bond Fund, Class A	483,765	—	15,289,400	2,366,737	1,976,628	(219,603)	540,627	16,000,533
SunAmerica Income Funds, SunAmerica U.S. Government Securities Fund, Class A	124,914	—	11,179,239	8,881,805	5,209,678	(258,158)	381,369	14,974,577
SunAmerica Senior Floating Rate Fund, Inc., Class A	208,622	—	7,208,555	342,445	988,467	(96,554)	107,093	6,573,072
SunAmerica Series, Inc., Focused Dividend Strategy Portfolio, Class A	252,085	1,054,749	19,366,290	1,575,727	8,151,581	2,379,629	(3,105,523)	12,064,542
SunAmerica Series, Inc., SunAmerica Select Dividend Growth Portfolio, Class A	177,484	1,517,884	16,565,764	1,950,622	7,516,993	(481,315)	(467,959)	10,050,119
SunAmerica Series, Inc., SunAmerica Strategic Value Portfolio, Class A	184,266	—	13,402,205	4,198,823	1,421,399	289,743	296,064	16,765,436
SunAmerica Specialty Series, SunAmerica Commodity Strategy Fund, Class A	—	—	—	1,740,015	220,402	(10,644)	50,649	1,559,618
SunAmerica Specialty Series, SunAmerica Focused Alpha Growth Fund, Class A	—	1,537,646	14,305,386	1,775,553	2,812,831	504,797	(1,785,707)	11,987,198
SunAmerica Specialty Series, SunAmerica Focused Alpha Large-Cap Fund, Class A	—	1,611,854	18,653,472	1,868,825	5,888,995	667,837	(2,585,616)	12,715,523
SunAmerica Specialty Series, SunAmerica Global Trends Fund, Class A	—	262,959	5,132,208	6,523,026	845,168	(167,075)	(1,429)	10,641,562
SunAmerica Specialty Series, SunAmerica Income Explorer Fund, Class A	155,705	—	3,046,477	2,040,706	474,435	(81,441)	340,853	4,872,160
SunAmerica Specialty Series, SunAmerica Small-Cap Fund, Class A	—	1,134,513	16,293,745	1,976,518	6,620,690	(37,235)	(499,735)	11,112,603
	$2,029,394	$7,214,885	$161,593,395	$43,852,995	$48,045,274	$516,437	$(4,977,656)	$152,939,897

† Includes reinvestment of distributions paid.

**Effective July 1, 2016, the name of the Focused Balanced Strategy Portfolio changed to SunAmerica Active Allocation Portfolio.

Focused Dividend Strategy

		Capital Gain	Market Value				Change in
		Distributions	at October 31,	Cost of	Proceeds from	Realized	Unrealized	Market Value
Security	Income	Received	2015	Purchases	Sales	Gain (Loss)	Gain (Loss)	at July 31, 2016
GameStop Corp., Class A	$8,236,234	$—	$336,221,762	$9,328,396	$—	$—	$(111,238,324)	$234,311,834
Helmerich & Payne, Inc.	11,895,812	—	279,926,200	86,487,425	—	—	30,996,701	397,410,326
Noble Corp. PLC	4,253,862	—	53,765,694	306,373,808	289,929,586	(67,187,384)	(3,022,532)	—
	$24,385,908	$—	$669,913,656	$402,189,629	$289,929,586	$(67,187,384)	$(83,264,155)	$631,722,160

Note 4. Federal Income Taxes

	SunAmerica	SunAmerica
	Multi-Asset Allocation	Active Allocation
	Portfolio	Portfolio
Cost (tax basis)	$287,108,940	$152,392,163
Appreciation	10,072,194	4,436,473
Depreciation	(16,273,900)	(3,888,739)
Net unrealized appreciation (depreciation)	$(6,201,706)	$547,734

	Focused	SunAmerica Strategic
	Dividend Strategy	Value
	Portfolio	Portfolio
Cost (tax basis)	$11,571,063,973	$223,303,974
Appreciation	1,124,816,658	26,942,850
Depreciation	(377,921,441)	(7,438,234)
Net unrealized appreciation (depreciation)	$746,895,217	$19,504,616

		SunAmerica
		Select Dividend Growth
		Portfolio
Cost (tax basis)		$38,725,028
Appreciation		4,899,654
Depreciation		(2,196,053)
Net unrealized appreciation (depreciation)		$2,703,601

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Series, Inc.’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 28, 2016

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 28, 2016

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: September 28, 2016